Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
ASSETS
Cash and cash equivalents	$ 419,158	$ 268,650
Available-for-sale securities, at fair value	1,485,742	1,314,957
Held-to-maturity securities, at amortized cost	1,443,480	1,625,420
Loans receivable, net of allowance for loan losses of $131,534 and $129,257	11,930,575	11,477,081
Interest receivable	48,857	47,295
Premises and equipment, net	274,015	267,995
Real estate owned	6,781	11,298
FHLB & FRB stock	123,990	127,190
Bank owned life insurance	222,076	216,254
Intangible assets, including goodwill of $301,368 and $301,368	309,247	311,286
Federal and state income tax assets, net	0	1,804
Other assets	210,989	196,494
Total assets	16,474,910	15,865,724
Customer accounts
Transaction deposit accounts	7,083,801	6,582,343
Time deposit accounts	4,906,963	4,804,803
Customer accounts	11,990,764	11,387,146
FHLB advances	2,250,000	2,330,000
Advance payments by borrowers for taxes and insurance	57,830	57,417
Federal and state income tax liabilities, net	5,104	0
Accrued expenses and other liabilities	138,217	94,253
Total liabilities	14,441,915	13,868,816
Shareholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 135,539,806 and 135,343,417 shares issued; 78,841,463 and 82,710,911 shares outstanding	135,540	135,343
Paid-in capital	1,672,417	1,666,609
Accumulated other comprehensive income (loss), net of taxes	15,292	8,294
Treasury stock, at cost; 56,698,343 and 52,632,506 shares	(1,126,163)	(1,002,309)
Retained earnings	1,335,909	1,188,971
Total stockholders’ equity	2,032,995	1,996,908
Total liabilities and shareholders’ equity	$ 16,474,910	$ 15,865,724